Commitments and Contingencies - Unconditional Purchase Obligations (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Unconditional purchase obligations
Payments towards purchase obligations	$ 32,231
Future unconditional purchase obligations
2020	37,332
2021	10,186
2022	558
2023	0
Total	$ 48,076